Right of use assets	12 Months Ended
Dec. 31, 2022
Right of use assets
Right Of Use Assets

8. Right of use assets

	December 31, 2022
	Cost	Accumulated	Right of
	Base	Amortization	Use
Aircraft	$1,847,617	$1,407,743	$439,874
Office Building	1,725,414	915,773	809,641
Printer	9,716	139	9,577
	3,582,747	2,323,655	1,259,092

	December 31, 2021
	Cost	Accumulated	Right of
	Base	Amortization	Use
Aircraft	$1,870,808	$1,073,365	$797,443
Office Building	1,805,447	664,372	1,141,075
Printer	17,794	13,060	4,734
	3,694,049	1,750,797	1,943,252

In the fourth quarter of 2021, the Company determined it was reasonably certain it would extend the term of its Aircraft Leasing Agreement effective in the second quarter of 2022 for a period of 24 months with payments of approximately US$22,500 (CDN$28,675) per month, or US$270,000 (CDN$344,099) per year. The incremental borrowing rate is 11.2%. The Company recognized an additional $615,737 Aircraft ROU assets and US$493,166 ($630,266) additional Lease obligations at December 31, 2021. Should NXT want to repurchase the aircraft at the end of the extended term, the purchase price will be US$1.21 million.

On March 15, 2022, the Company surrendered 826 square feet of its office building lease to the landlord. The Company incurred a surrender fee of $14,000. The Company derecognized the following amounts on its balance sheet in the first quarter.

Right of Use Assets	$80,033
Lease obligations	83,095